FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 21 – FINANCIAL INSTRUMENTS

		Observable	Financial	Financial
			instruments	instruments
		input	measured at fair	measured at	Total carrying
Categories of financial assets and liabilities (USDm):		(level 2)	value	amortized cost	value
2020:
Financial assets
Loan receivables	1)	—	—	4.6	4.6
Freight receivables	1)	—	—	58.6	58.6
Other receivables		4.5	4.5	20.4	24.9
Cash and cash equivalents, including restricted cash	1)	—	—	135.6	135.6
Total		4.5	4.5	219.2	223.7

Financial liabilities
Borrowings	¹⁾ ²⁾	—	—	842.4	842.4
Trade payables	1)	—	—	14.4	14.4
Other liabilities	1)	24.7	24.7	35.1	59.8
Total		24.7	24.7	891.9	916.6

2019:
Financial assets
Loan receivables	1)	—	—	4.6	4.6
Freight receivables	1)	—	—	89.8	89.8
Other receivables		0.5	0.5	5.7	6.2
Cash and cash equivalents, including restricted cash	1)	—	—	72.5	72.5
Total		0.5	0.5	172.6	173.1

Financial liabilities
Borrowings	¹⁾ ²⁾	—	—	855.4	855.4
Trade payables	1)	—	—	47.1	47.1
Other liabilities	1)	12.3	12.3	35.0	47.3
Total		12.3	12.3	937.5	949.8

1)    Due to the short maturity, the carrying value is considered to be an appropriate expression of the fair value.

2)    See note 15.

³⁾    Derivative financial instruments are presented within the balance sheet line Other receivables and Other liabilities.

FAIR VALUE HIERARCHY FOR FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE IN THE BALANCE SHEET

Below please find the fair value hierarchy for financial instruments measured at fair value in the balance sheet. The financial instruments in question are grouped into levels 1 to 3 based on the degree to which the fair value is observable.

•

Level 2 fair value measurements are those derived from input other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices)

METHODS AND ASSUMPTIONS IN DETERMINING FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative part of other receivables and other payables

The fair value of derivatives in other receivables and other payables is measured using accepted valuation methods with input variables such as yield curves, forward curves, spreads, etc. and compared to financial counterparties to ensure acceptable valuations. The valuation methods discount the future fixed and estimated cash flows and valuation of any option elements.